Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 543,817,633	$ 548,061,884
Restricted cash	6,985,409	8,056,527
Marketable securities	16,564,054	0
Customer deposits, net of allowance for doubtful accounts of $523,196 and $539,433 at December 31, 2009 and 2010, respectively	90,616,995	38,958,140
Unbilled accounts receivable, net of allowance for doubtful accounts of $12,113,824 and $18,198,012 at December 31, 2009 and 2010, respectively	138,013,483	120,020,485
Accounts receivable, net of allowance for doubtful accounts of $1,162,900 and $98,830 at December 31, 2009 and 2010, respectively	36,101,078	33,452,323
Properties held for sale	4,457,709	3,064,810
Advance payment for properties, current	0	8,108,299
Deferred tax assets	17,284,547	13,337,020
Prepaid expenses and other current assets	22,052,561	18,697,780
Amounts due from related parties	19,447	1,042,303
Total current assets	875,912,916	792,799,571
Property and equipment, net	21,302,787	16,218,641
Intangible assets, net	183,911,765	202,694,693
Investment in affiliates	10,161,275	398,396
Goodwill	453,139,720	452,659,692
Other non-current assets	13,838,062	7,353,787
TOTAL ASSETS	1,558,266,525	1,472,124,780
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $8,108,598 and $2,777,692 as of December 31, 2009 and 2010, respectively)	8,148,688	9,864,773
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $1,535,879 and $5,998,335 as of December 31, 2009 and 2010, respectively)	37,853,279	31,418,709
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $1,658,316 and $3,824,260 as of December 31, 2009 and 2010, respectively)	42,276,115	38,225,826
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $1,549,522 and $2,965,717 as of December 31, 2009 and 2010, respectively)	14,765,431	12,072,447
Amounts due to related parties	5,154,657	1,050,000
Advance from property buyers	7,618,667	6,587,093
Deferred revenue	7,973,091	3,803,279
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $4,630,860 and $6,728,488 as of December 31, 2009 and 2010, respectively)	16,309,101	12,125,102
Total current liabilities	140,099,029	115,147,229
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $270,607 and $424,931 as of December 31, 2009 and 2010, respectively)	40,152,455	42,326,523
Other non-current liabilities	1,375,469	1,331,323
Total liabilities	181,626,953	158,805,075
Commitments and contingencies (Note 19)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 80,145,869 and 80,752,526 shares issued and outstanding, as of December 31, 2009 and 2010, respectively	80,752	80,146
Additional paid-in capital	672,621,384	656,592,898
Retained earnings	200,822,587	184,749,251
Accumulated other comprehensive income	27,640,541	16,344,294
Subscription receivables	(65,417)	0
Total E-House equity	901,099,847	857,766,589
Non-controlling interest	475,539,725	455,553,116
Total equity	1,376,639,572	1,313,319,705
TOTAL LIABILITIES AND EQUITY	$ 1,558,266,525	$ 1,472,124,780